 							   File Number: 33-53746
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              September 23, 2015


                        PIONEER INTERNATIONAL VALUE FUND


                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 2015

NAME CHANGE

Effective November 1, 2015, the fund will be renamed Pioneer International Equity Fund.


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Head of Equities, U.S. and
                       Executive Vice President of Pioneer (portfolio
                       manager of the fund since 2010); and
                       Madelynn M. Matlock, Senior Vice President of
                       Pioneer (portfolio manager of the fund since
                          2012)

MANAGEMENT
As of the date of this supplement, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Marco Pirondini (portfolio manager of the fund since 2010) and Madelynn M. Matlock (portfolio manager of the fund since 2012). The portfolio managers may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis, and include members from one or more of Pioneer's affiliates.

From 2004 to 2010, Mr. Pirondini was Global Chief Investment Officer of Pioneer Investments, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. Mr. Pirondini, Head of Equities, U.S. and Executive Vice President joined a predecessor organization to Pioneer in 1991.

Ms. Matlock, Senior Vice President of Pioneer, joined Pioneer in 2012. Prior to joining Pioneer, she was Senior Vice President and Director of International Investments at Huntington National Bank. From 2002 to 2012, Ms. Matlock managed Huntington International Equity Fund.












                                                                   28878-00-0915
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                              September 23, 2015


                        PIONEER INTERNATIONAL VALUE FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED APRIL 1, 2015


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Head of Equities, U.S. and
                       Executive Vice President of Pioneer (portfolio
                       manager of the fund since 2010); and
                       Madelynn M. Matlock, Senior Vice President of
                       Pioneer (portfolio manager of the fund since
                          2012)



                                                                   28879-00-0915
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC